SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 04, 2017
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended March 4, 2017, February 27, 2016, and February 28, 2015

(dollars in thousands)

Allowances deducted from accounts receivable for estimated uncollectible amounts:	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended March 4, 2017	$32,820	$72,876	$74,805	$30,891
Year ended February 27, 2016	$31,247	$71,984	$70,411	$32,820
Year ended February 28, 2015	$26,873	$66,319	$61,945	$31,247